Available-for-sale securities	12 Months Ended
Dec. 31, 2011
Available-for-sale securities [Text Block]

6. Available-for-sale securities

At December 31, 2010 and 2011, the fair values of available-for-sale securities held by the Group are as follows:

	December 31, 2010

		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustments	gain	loss	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current portion:
Equity securities	30,192	(492)	20,967	-	50,667

Non-current portion:
Convertible promissory note	1,334	(14)	-	-	1,320
Corporate debt securities	11,360	(951)	968	-	11,377
	12,694	(965)	968	-	12,697
Total available-for-sale securities	42,886	(1,457)	21,935	-	63,364

	December 31, 2011

		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustments	gain/(loss)	loss	Fair value	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Current portion:
Equity securities	30,192	(1,869)	(5,493)	-	22,830	3,627

Non-current portion:
Convertible promissory note	1,334	-	-	(1,334)	-	-
Corporate debt securities	11,360	(1,395)	883	-	10,848	1,724
	12,694	(1,395)	883	(1,334)	10,848	1,724
Total available-for-sale securities	42,886	(3,264)	(4,610)	(1,334)	33,678	5,351

The fair values of equity securities and corporate debt securities are based on quoted market prices at each reporting date. The fair value of the convertible promissory note was determined using the income approach.

The corporate debt securities held by the Group as of December 31, 2011 are interest-bearing at 4.625 - 7.5% per annum and are publicly traded outside the PRC.

On August 23, 2010, the Group purchased a US$4,500,000 (RMB29,700,000) convertible debenture from Isotechnika Pharma Inc. (“Isotechnika”) with interest rate of 7% per annum. The convertible debenture carries a three-year maturity from issuance and the Group can convert the debenture into Isotechnika’s common shares anytime before maturity at a fixed rate of Canadian Dollar (“CAD”) 0.155 per share. As of December 31, 2010, the Group had fully converted the debenture into 30,734,877 common shares and recorded the converted shares as equity securities in available-for-sale securities. As of December 31, 2011, the Group held a 17.6% equity investment in Isotechnika and nominated one member to Isotechnika’s six-member board of directors. The fair market price of Isotechnika’s common shares decreased from CAD0.155 as of the conversion date to CAD0.12 as of December 31, 2011, representing a 22.5% decrease compared to the conversion date. As such, the investment in Isotechnika’s common shares was in an unrealised loss position with unrealized loss of US$873,000 (RMB5,493,000) as of December 31, 2011. Based on the relatively short duration of time in which the investment cost exceeded the fair market price and considering that the Group has the ability and intent to hold the investment until the cost is recovered, the Group does not believe there is other-than-temporary impairment of its investment in Isotechnika as of December 31, 2011.

On November 30, 2010, the Group purchased a convertible promissory note (the “Note”) with par value of US$200,000 (RMB1,334,000) and an annual interest rate of 7.5% compounded on a quarterly basis. As of December 31, 2011, the Group had terminated its contract with the issuer as the further financing was not completed. As such, the Group had recorded an impairment loss in respect of the Note equal to its face value of US$200,000 (RMB1,334,000). Refer to Note 24 for details.

(a) Net realized gain/(loss) on available-for-sale securities

There was no net realized gain/(loss) on available-for-sale securities for the year ended December 31, 2010 and 2011, as the Group did not dispose of any available-for-sale securities.

In May 2009, the Group disposed of the Lehman Brothers’ corporate debt securities at a price of US$382,000 (RMB2,616,000) recognizing a gain of US$123,000 (RMB840,000) during the year ended December 31, 2009. The Group also realized a net gain of RMB771,000 (US$112,000), which was from disposals of available-for-sale securities with proceeds of RMB14,379,000 (US$2,105,000) in 2009. The latter includes the disposal of the impaired available-for-sale securities described in 6(b) below.

(b) Impairment loss on available-for-sale securities

The Group evaluates whether unrealized losses on available-for-sale securities indicate other-than-temporary impairment.

Other than the impairment loss recorded for the investment in the Note, there were no indicators of other-than-temporary impairment of the Group’s available-for-sale securities held as of December 31, 2011.

During the year ended December 31, 2008, the Group acquired perpetual securities issued by Lloyds totalling US$2,000,000. As of December 31, 2008, the fair value of the perpetual securities was US$1,356,000 (RMB9,254,000) based on quoted market price and the Group recognized an other-than-temporary impairment loss of US$644,000 (RMB4,391,000) at that time. The perpetual securities were exchanged for preference shares in January 2009 at the election of Lloyds. On the date of exchange, the fair value of the preference shares was lower than the carrying value of the perpetual securities, resulting in a further impairment loss of US$676,000 (RMB4,624,000) being recognized for the year ended December 31, 2009. In May 2009, the Group disposed of the preference shares at a price of US$820,000 and a gain on disposal of RMB962,000 (US$140,000) was recognized.

An unrealized holding gain of RMB1,205,000, unrealized holding gain of RMB21,335,000 and unrealized holding loss of RMB26,545,000 (US$4,218,000) on available-for-sale securities was recognized in accumulated other comprehensive income for the years ended December 31, 2009, 2010 and 2011, respectively.

Other-than-temporary impairment of available-for-sale securities is analyzed as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	4,391	-	-	-
Addition during the year	4,624	-	1,334	212
Realized upon disposal	(9,015)	-	-	-
Balance at end of year	-	-	1,334	212

(c) Maturity information of available-for-sale securities at year-end

Maturities of the Group’s corporate debt securities classified as non-current available-for-sale are as follows:

	Year ended December 31,
	2011	2011
	RMB’000	US$’000
Due in one through five years	5,342	849
Due after five years through ten years	5,506	875
Total	10,848	1,724